Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2019
GMO Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO EMERGING MARKETS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the MSCI Emerging Markets Index.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2019, the Fund’s portfolio turnover rate (excluding short-term investments) was 128% of the average value of its portfolio. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 28, 2019, excluding transactions in U.S. Treasury Fund and other short-term investments, was 98% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	128.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to emerging markets. “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging markets (see “Name Policies”). In addition to investing in companies tied economically to emerging markets, the Fund may invest in companies that GMO believes are likely to benefit from growth in emerging markets. GMO expects that the Fund will have a value bias relative to its benchmark.

GMO uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors, and equity investments based on factors including, but not limited to, valuation, quality, patterns of price movement and volatility, and macroeconomic factors. In constructing the Fund’s portfolio, GMO considers a number of factors, including the trade-off among forecasted returns, risk relative to the benchmark, transaction costs, and liquidity. GMO also adjusts the Fund’s portfolio for factors such as position size, market capitalization, and exposure to particular industries, sectors, countries, regions, or currencies. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, or currency. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time.

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure and as a substitute for securities lending. Derivatives used may include options, futures, forward currency contracts, swap contracts, and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may overweight and underweight its positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”

•   Market Risk – Equities – The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•   Non-U.S. Investment Risk – The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in U.S. securities. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in the securities of companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and of which often are more volatile than the economies of developed countries.

•   Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•   Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•   Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•   Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could reduce the value of the Fund’s investments.

•   Small Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have inexperienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•   Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•   Focused Investment Risk – Investments focused in asset classes, industries, sectors, currencies, countries and regions (or in sectors within a country or region) that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•   Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•   Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests (including ETFs), including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

•   Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet redemption requests.

•   Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund’s operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund's performance more than if the Fund were a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods indicated and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gmo.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 31.90% (2Q2009) Lowest Quarter: -22.96% (3Q2011) Year-to-Date (as of 3/31/19): 10.04%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2018
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns in the table reflect current purchase premiums and redemption fees.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
GMO Emerging Markets Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.40%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.40%
Management fee	rr_ManagementFeesOverAssets	0.97%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.09%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	$ 177
3 Years	rr_ExpenseExampleYear03	411
5 Years	rr_ExpenseExampleYear05	664
10 Years	rr_ExpenseExampleYear10	1,387
1 Year	rr_ExpenseExampleNoRedemptionYear01	136
3 Years	rr_ExpenseExampleNoRedemptionYear03	366
5 Years	rr_ExpenseExampleNoRedemptionYear05	615
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,329
1 Year	rr_AverageAnnualReturnYear01	(13.57%)	[3]
5 Years	rr_AverageAnnualReturnYear05	0.81%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.83%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.17%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 1996	[3]
GMO Emerging Markets Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.40%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.40%
Management fee	rr_ManagementFeesOverAssets	0.90%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.09%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	$ 172
3 Years	rr_ExpenseExampleYear03	391
5 Years	rr_ExpenseExampleYear05	628
10 Years	rr_ExpenseExampleYear10	1,309
1 Year	rr_ExpenseExampleNoRedemptionYear01	130
3 Years	rr_ExpenseExampleNoRedemptionYear03	346
5 Years	rr_ExpenseExampleNoRedemptionYear05	580
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,250
2009	rr_AnnualReturn2009	70.59%
2010	rr_AnnualReturn2010	20.51%
2011	rr_AnnualReturn2011	(17.10%)
2012	rr_AnnualReturn2012	16.21%
2013	rr_AnnualReturn2013	(5.86%)
2014	rr_AnnualReturn2014	(6.29%)
2015	rr_AnnualReturn2015	(16.15%)
2016	rr_AnnualReturn2016	16.36%
2017	rr_AnnualReturn2017	32.05%
2018	rr_AnnualReturn2018	(12.82%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.96%)
1 Year	rr_AverageAnnualReturnYear01	(13.52%)
5 Years	rr_AverageAnnualReturnYear05	0.87%
10 Years	rr_AverageAnnualReturnYear10	6.89%
Since Inception	rr_AverageAnnualReturnSinceInception	6.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 1993
GMO Emerging Markets Fund | Class IV
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.40%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.40%
Management fee	rr_ManagementFeesOverAssets	0.855%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.08%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	$ 167
3 Years	rr_ExpenseExampleYear03	376
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,251
1 Year	rr_ExpenseExampleNoRedemptionYear01	125
3 Years	rr_ExpenseExampleNoRedemptionYear03	331
5 Years	rr_ExpenseExampleNoRedemptionYear05	553
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,192
1 Year	rr_AverageAnnualReturnYear01	(13.52%)
5 Years	rr_AverageAnnualReturnYear05	0.89%
10 Years	rr_AverageAnnualReturnYear10	6.94%
Since Inception	rr_AverageAnnualReturnSinceInception	8.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 1998
GMO Emerging Markets Fund | Class V
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.40%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.40%
Management fee	rr_ManagementFeesOverAssets	0.835%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.09%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	$ 163
3 Years	rr_ExpenseExampleYear03	369
5 Years	rr_ExpenseExampleYear05	593
10 Years	rr_ExpenseExampleYear10	1,237
1 Year	rr_ExpenseExampleNoRedemptionYear01	121
3 Years	rr_ExpenseExampleNoRedemptionYear03	324
5 Years	rr_ExpenseExampleNoRedemptionYear05	544
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,177
1 Year	rr_AverageAnnualReturnYear01	(13.49%)
5 Years	rr_AverageAnnualReturnYear05	0.93%
10 Years	rr_AverageAnnualReturnYear10	6.98%
Since Inception	rr_AverageAnnualReturnSinceInception	9.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 04, 2003
GMO Emerging Markets Fund | Class VI
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.40%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.40%
Management fee	rr_ManagementFeesOverAssets	0.805%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.08%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	0.76%
1 Year	rr_ExpenseExampleYear01	$ 159
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	576
10 Years	rr_ExpenseExampleYear10	1,201
1 Year	rr_ExpenseExampleNoRedemptionYear01	117
3 Years	rr_ExpenseExampleNoRedemptionYear03	314
5 Years	rr_ExpenseExampleNoRedemptionYear05	527
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,141
1 Year	rr_AverageAnnualReturnYear01	(13.43%)
5 Years	rr_AverageAnnualReturnYear05	0.98%
10 Years	rr_AverageAnnualReturnYear10	7.03%
Since Inception	rr_AverageAnnualReturnSinceInception	9.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2003
GMO Emerging Markets Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.40%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.40%
Management fee	rr_ManagementFeesOverAssets	0.97%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.09%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	$ 177
3 Years	rr_ExpenseExampleYear03	411
5 Years	rr_ExpenseExampleYear05	664
10 Years	rr_ExpenseExampleYear10	1,387
1 Year	rr_ExpenseExampleNoRedemptionYear01	136
3 Years	rr_ExpenseExampleNoRedemptionYear03	366
5 Years	rr_ExpenseExampleNoRedemptionYear05	615
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,329
GMO Emerging Markets Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.40%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.40%
Management fee	rr_ManagementFeesOverAssets	0.97%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.15%	[4]
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[4]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	$ 183
3 Years	rr_ExpenseExampleYear03	430
5 Years	rr_ExpenseExampleYear05	696
10 Years	rr_ExpenseExampleYear10	1,456
1 Year	rr_ExpenseExampleNoRedemptionYear01	142
3 Years	rr_ExpenseExampleNoRedemptionYear03	385
5 Years	rr_ExpenseExampleNoRedemptionYear05	647
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,398
GMO Emerging Markets Fund | Return After Taxes on Distributions | Class III
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.93%)
5 Years	rr_AverageAnnualReturnYear05	0.36%
10 Years	rr_AverageAnnualReturnYear10	6.35%
Since Inception	rr_AverageAnnualReturnSinceInception	5.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 1993
GMO Emerging Markets Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class III
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.26%)
5 Years	rr_AverageAnnualReturnYear05	0.82%
10 Years	rr_AverageAnnualReturnYear10	5.97%
Since Inception	rr_AverageAnnualReturnSinceInception	6.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 1993
GMO Emerging Markets Fund | MSCI Emerging Markets Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes) | Class II
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(14.58%)	[3],[5]
5 Years	rr_AverageAnnualReturnYear05	1.65%	[3],[5]
10 Years	rr_AverageAnnualReturnYear10	8.02%	[3],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	5.71%	[3],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 1996	[3],[5]
GMO Emerging Markets Fund | MSCI Emerging Markets Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes) | Class III
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(14.58%)	[5]
5 Years	rr_AverageAnnualReturnYear05	1.65%	[5]
10 Years	rr_AverageAnnualReturnYear10	8.02%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	5.13%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 1993	[5]
GMO Emerging Markets Fund | MSCI Emerging Markets Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes) | Class IV
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(14.58%)	[5]
5 Years	rr_AverageAnnualReturnYear05	1.65%	[5]
10 Years	rr_AverageAnnualReturnYear10	8.02%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	7.25%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 1998	[5]
GMO Emerging Markets Fund | MSCI Emerging Markets Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes) | Class V
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(14.58%)	[5]
5 Years	rr_AverageAnnualReturnYear05	1.65%	[5]
10 Years	rr_AverageAnnualReturnYear10	8.02%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	9.35%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 04, 2003	[5]
GMO Emerging Markets Fund | MSCI Emerging Markets Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes) | Class VI
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(14.58%)	[5]
5 Years	rr_AverageAnnualReturnYear05	1.65%	[5]
10 Years	rr_AverageAnnualReturnYear10	8.02%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	9.71%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2003	[5]
GMO Emerging Markets Fund | S&P/IFCI Composite Index (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes) | Class II
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(14.22%)	[3],[6]
5 Years	rr_AverageAnnualReturnYear05	2.57%	[3],[6]
10 Years	rr_AverageAnnualReturnYear10	9.03%	[3],[6]
Since Inception	rr_AverageAnnualReturnSinceInception	6.73%	[3],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 1996	[3],[6]
GMO Emerging Markets Fund | S&P/IFCI Composite Index (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes) | Class III
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(14.22%)	[6]
5 Years	rr_AverageAnnualReturnYear05	2.57%	[6]
10 Years	rr_AverageAnnualReturnYear10	9.03%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	5.81%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 1993	[6]
GMO Emerging Markets Fund | S&P/IFCI Composite Index (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes) | Class IV
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(14.22%)	[6]
5 Years	rr_AverageAnnualReturnYear05	2.57%	[6]
10 Years	rr_AverageAnnualReturnYear10	9.03%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	8.46%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 1998	[6]
GMO Emerging Markets Fund | S&P/IFCI Composite Index (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes) | Class V
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(14.22%)	[6]
5 Years	rr_AverageAnnualReturnYear05	2.57%	[6]
10 Years	rr_AverageAnnualReturnYear10	9.03%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	10.40%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 04, 2003	[6]
GMO Emerging Markets Fund | S&P/IFCI Composite Index (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes) | Class VI
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(14.22%)	[6]
5 Years	rr_AverageAnnualReturnYear05	2.57%	[6]
10 Years	rr_AverageAnnualReturnYear10	9.03%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	10.70%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2003	[6]

[1]	Includes both management fee of 0.75% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled "Multiple Classes and Eligibility." Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has contractually agreed to reduce its management fee to 0.65% through June 30, 2020. This reduction may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees. GMO has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses and state and federal registration fees. GMO also has contractually agreed to waive or reduce the Fund's management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund's direct or indirect investments in other series of GMO Trust ("GMO Funds"). Management fees and shareholder service fees will not be waived below zero. In addition, GMO has contractually agreed to waive the shareholder service fees charged to each class of shares of the Fund to the extent necessary to prevent the shareholder service fees paid by the class from exceeding the following amounts of the class's average daily net assets: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% for Class IV shares, 0.05% for Class V shares, 0.02% for Class VI shares, 0.20% for Class R6 shares, and 0.20% for Class I shares. These reimbursements and waivers will continue through at least June 30, 2020 and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.
[2]	Consists of approximately 0.01% in underlying fund fees and expenses and less than 0.01% in commissions paid to brokers by the Fund for executing transactions in unaffiliated underlying funds.
[3]	For the period from January 9, 1998 to August 12, 2009, no Class II shares were outstanding. The returns shown in the table for that period are those of Class III shares, which have been adjusted downward to reflect Class II's higher total annual fund operating expenses (Class II's expenses during these periods were calculated by adjusting Class III's actual total annual fund operating expenses during such periods upward by the current differential between "Total annual fund operating expenses" for Class II and Class III shares shown in the Fund's "Annual Fund operating expenses" table).
[4]	Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I's initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2020 and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.
[5]	Fund's benchmark effective December 1, 2018.
[6]	Effective December 1, 2018, the Fund changed its benchmark from the S&P/IFCI Composite Index to the MSCI Emerging Markets Index because GMO believes the MSCI Emerging Markets Index is more appropriate in light of the Fund's investment strategy.